--------------------------
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21338

Registrant Name: Nicholas-Applegate & Convertible Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 6/30/06

Date of Reporting Period: 9/30/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount                                                                        Credit Rating
      (000)                                                                         (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES-41.2%
---------------------------------------------------------------------------------------------------------------------------------
                   APPAREL-0.7%
                   Levi Strauss & Co.
     $ 2,000           9.75%, 1/15/15                                                  Caa2/B-                        $ 2,050,000
       5,945           12.25%, 12/15/12                                                Caa2/B-                          6,569,225
         915       Phillips-Van Heusen Corp., 8.125%, 5/1/13                            B1/BB                             960,750
                                                                                                      ---------------------------
                                                                                                                        9,579,975
                                                                                                      ===========================
                   AUTO PARTS & EQUIPMENT-0.2%
       2,815       Goodyear Tire & Rubber Co., 11.00%, 3/1/11, Ser. AI                  B3/NR                           3,131,688
                                                                                                      ---------------------------

                   AUTOMOTIVE-0.7%
      11,405       HLI Operating Co., Inc., 10.50%, 6/15/10                            Caa3/B-                          9,865,325
                                                                                                      ---------------------------

                   CHEMICALS-4.2%
       4,988       Huntsman LLC, 11.625%, 10/15/10                                     Ba3/BB-                          5,698,790
      11,410       IMC Global, Inc., 11.25%, 6/1/11                                     Ba3/BB                         12,551,000
                   Lyondell Chemical Co.,
       4,435           9.625%, 5/1/07, Ser. A                                           B1/BB-                          4,656,750
       4,315           10.875%, 5/1/09                                                   B3/B                           4,487,600
       4,565           11.125%, 7/15/12                                                 B1/BB-                          5,089,975
       5,680       PolyOne Corp., 10.625%, 5/15/10                                      B3/B+                           5,850,400
      10,950       Resolution Performance Products LLC, 13.50%, 11/15/10               Caa2/B-                         11,634,375
       6,475       Rhodia S.A., 10.25%, 6/1/10                                         B3/CCC+                          6,879,688
                                                                                                      ---------------------------
                                                                                                                       56,848,578
                                                                                                      ===========================
                   COMMERCIAL SERVICES-1.2%
      11,190       Integrated Electrical Services, Inc., 9.375%, 2/1/09, Ser. C        Caa3/CCC                         9,175,800
       6,810       Vertrue, Inc., 9.25%, 4/1/14                                          B2/B                           6,810,000
                                                                                                      ---------------------------
                                                                                                                       15,985,800
                                                                                                      ===========================

                   ELECTRIC-2.9%
      12,000       AES Corp., 9.50%, 6/1/09                                             B1/B-                          13,080,000
      10,250       Mission Energy Holdings Co., 13.50%, 7/15/08                        B2/CCC+                         12,069,375
       9,820       PSEG Energy Holdings LLC, 10.00%, 10/1/09                           Ba3/BB-                         10,900,200
       3,050       Reliant Resources, Inc., 9.50%, 7/15/13                              B1/B+                           3,370,250
                                                                                                      ---------------------------
                                                                                                                       39,419,825
                                                                                                      ===========================
                  ELECTRONICS-2.1%
       6,295       Imax Corp., 9.625, 12/1/10                                           B3/B-                           6,767,125
       9,425       Sanmina-SCI Corp., 10.375%, 1/15/10                                 Ba2/BB-                         10,391,062
      10,335       Stoneridge, Inc., 11.50%, 5/1/12                                     B1/B+                          10,955,100
                                                                                                      ---------------------------
                                                                                                                       28,113,287
                                                                                                      ===========================
                   ENVIRONMENTAL CONTROL-0.8%
       9,060       Imco Recycling, Inc., 10.375%, 10/15/10                               B2/B                           9,988,650
                                                                                                      ---------------------------

                   FINANCIAL SERVICES-1.3%
       9,400       Alamosa Delaware, Inc., 11.00%, 7/31/10                            Caa1/CCC+                        10,598,500
       5,065       AMR Holdings Co., Inc., 10.00%, 2/15/15 (a)                         Caa1/B-                          5,470,200
       1,000       MedCath Holdings Corp., 9.875%, 7/15/12                             Caa1/B-                          1,090,000
                                                                                                      ---------------------------
                                                                                                                       17,158,700
                                                                                                      ===========================
                   FOOD SERVICES-0.8%
       9,815       Pilgrim's Pride Corp., 9.625%, 9/15/11                              Ba2/BB-                         10,551,125
                                                                                                      ---------------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount                                                                        Credit Rating
      (000)                                                                         (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
                   HEALTHCARE-0.3%
     $ 3,550       Hanger Orthopedic Group, Inc., 11.25%, 6/15/09                      NR/CCC+                        $ 3,603,250
                                                                                                      ---------------------------

                   HOME BUILDERS-1.7%
      11,500       Ryland Group, Inc., 9.125%, 6/15/11                                 Ba2/BB+                         12,269,718
       9,800       William Lyon Homes, Inc., 10.75%, 4/1/13                              B2/B                          10,559,500
                                                                                                      ---------------------------
                                                                                                                       22,829,218
                                                                                                      ===========================
                   HOUSEHOLD PRODUCTS-1.5%
       8,750       Central Garden & Pet Co., 9.125%, 2/1/13                             B1/B+                           9,362,500
      10,635       Jarden Corp., 9.75%, 5/1/12                                          B3/B-                          11,326,275
                                                                                                      ---------------------------
                                                                                                                       20,688,775
                                                                                                      ===========================
                   LEISURE-0.5%
       6,020       Equinox Holdings, Inc., 9.00%, 12/15/09                              B3/B-                           6,178,025
                                                                                                      ---------------------------

                   LODGING-0.9%
      11,080       Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B                  Ba3/B+                         11,911,000
                                                                                                      ---------------------------

                   MACHINERY-1.0%
      12,480       Case New Holland, Inc., 9.25%, 8/1/11                               Ba3/BB-                         13,197,600
                                                                                                      ---------------------------

                   METALS & MINING-2.7%
       9,835       Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10                B1/B+                          10,867,675
       6,490       AK Steel Corp., 7.875%, 2/15/09                                      B1/B+                           6,295,300
       5,710       Oregon Steel Mills, Inc., 10.00%, 7/15/09                            Ba3/B+                          6,152,525
      11,580       United States Steel LLC, 10.75%, 8/1/08                              Ba2/BB                         13,027,500
                                                                                                      ---------------------------
                                                                                                                       36,343,000
                                                                                                      ===========================

                   MISCELLANEOUS-2.0%
      27,830       Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)                   NR/NR                          27,325,581
                                                                                                      ---------------------------

                   MULTI-MEDIA-3.4%
       9,547       CCH I LLC, 11.00%, 10/1/15 Ser. AI                                 Caa3/CCC-                         9,308,282
       2,285       CSC Holdings Inc., 10.50%, 5/15/16                                   B2/B+                           2,470,656
       1,690       Echostar DBS Corp., 9.125%, 1/15/09                                 Ba3/BB-                          1,778,725
       2,700       Lodgenet Entertainment Corp., 9.50%, 6/15/13                         B3/B-                           2,956,500
       7,860       Mediacom Broadband LLC, 11.00%, 7/15/13                               B2/B                           8,469,150
       5,735       Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B            B2/B-                           6,114,944
       6,860       Sirius Satellite Radio, Inc., 9.625%, 8/1/13 (a)                    Caa1/CCC                         6,585,600
       7,318       XM Satellite Radio, Inc., 12.00%, 6/15/10                          Caa1/CCC+                         8,342,520
                                                                                                      ---------------------------
                                                                                                                       46,026,377
                                                                                                      ===========================
                   OFFICE/BUSINESS EQUIPMENT-0.5%
       5,935       Xerox Corp., 9.75%, 1/15/09                                         Ba2/BB-                          6,647,200
                                                                                                       ---------------------------

                   OFFICE FURNISHINGS-1.1%
                   Interface, Inc.,
       4,625           9.50%, 2/1/14                                                   Caa3/CCC                         4,648,125
       5,625           10.375%, 2/1/10                                                 Caa1/B-                          6,075,000
       3,199       Tempur-Pedic, Inc., 10.25%, 8/15/10                                   B2/B                           3,486,910
                                                                                                      ---------------------------
                                                                                                                       14,210,035
                                                                                                      ===========================
                   OIL & GAS-1.3%
      10,800       Petroleum Geo-Services ASA, 10.00%, 11/5/10                          Ba3/B+                         12,096,000
       5,000       Seitel, Inc., 11.75%, 7/15/11                                        B3/NR                           5,550,000
                                                                                                      ---------------------------
                                                                                                                       17,646,000
                                                                                                      ===========================

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount                                                                        Credit Rating
      (000)                                                                         (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
                   PAPER PRODUCTS-1.0%
     $ 4,013       Buckeye Technologies, Inc., 9.25%, 9/15/08                         Caa1/B                          $ 4,013,000
       8,965       Georgia-Pacific Corp., 9.375%, 2/1/13                              Ba1/BB+                           9,995,975
                                                                                                      ---------------------------
                                                                                                                       14,008,975
                                                                                                      ===========================
                   PHARMACEUTICALS-0.6%
       9,310       Leiner Health Products, Inc., 11.00%, 6/1/12                      Caa1/CCC+                          7,960,050
                                                                                                      ---------------------------

                   PIPELINES-1.3%
       4,025       Dynegy Holdings, Inc., 10.125%, 7/15/13 (a)                         B3/B-                            4,487,875
      12,240       Sonat, Inc., 7.625%, 7/15/11                                       Caa1/B-                          12,423,600
                                                                                                      ---------------------------
                                                                                                                       16,911,475
                                                                                                      ===========================
                   PRINTING/PUBLISHING-0.8%
      10,000       R.H. Donnelley Financial Corp., 10.875%, 12/15/12                   B2/B+                           11,225,000
                                                                                                      ---------------------------

                   REAL ESTATE-0.2%
       2,285       Host Marriot L.P., 9.50%, 1/15/07 Ser. I REIT                       Ba3/B+                           2,390,681
                                                                                                      ---------------------------

                   RETAIL-1.5%
       5,500       GSC Holdings Corp., 8.00%, 10/1/12 (a)                              Ba3/B+                           5,472,500
       3,345       Mothers Work, Inc., 11.25%, 8/1/10                                 Caa1/B-                           3,177,750
       2,745       Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)                    B3/B-                            2,731,275
       4,000       School Specialty, Inc., 10.00%, 10/1/13 (a)                        B3/CCC+                           4,010,000
       4,315       United Auto Group, Inc., 9.625%, 3/15/12                             B3/B                            4,487,600
                                                                                                      ---------------------------
                                                                                                                       19,879,125
                                                                                                      ===========================
                   SEMI-CONDUCTORS-0.4%
       6,340       Amkor Technology, Inc., 10.50%, 5/1/09                             Caa3/CCC                          5,389,000
                                                                                                      ---------------------------

                   TELECOMMUNICATIONS-3.6%
       8,570       Dobson Communications Corp., 10.875%, 7/1/10                        NR/CCC                           9,052,063
       5,990       Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)           Caa1/B-                           6,049,900
      11,760       Millicom International Cellular S.A., 10.00%, 12/1/13               B3/B-                           12,142,200
       1,525       Primus Telecommunications Group, Inc., 12.75%, 10/15/09           Caa3/CCC-                            808,250
      10,040       Qwest Services Corp., 14.00%, 12/15/14                              Caa1/B                          12,173,500
       7,510       Time Warner Telecom, Inc., 10.125%, 2/1/11                         B3/CCC+                           7,735,300
                                                                                                      ---------------------------
                                                                                                                       47,961,213
                                                                                                      ===========================


                   Total Corporate Bonds & Notes (cost-$555,911,138)                                                  552,974,533
                                                                                                      ===========================

---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES-31.6%
---------------------------------------------------------------------------------------------------------------------------------
                   AEROSPACE-0.1%
       1,000       GenCorp, Inc., 4.00%, 1/16/24                                       Caa2/B                           1,323,750
                                                                                                      ---------------------------

                   AIRLINES-1.0%
      16,300       Continental Airlines, Inc., 4.50%, 2/1/07                         Caa2/CCC+                         13,366,000
                                                                                                      ---------------------------

                   AUTO PARTS & EQUIPMENT-1.3%
      11,700       Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)                      B3/B-                           16,935,750
                                                                                                      ---------------------------

                   AUTOMOTIVE-1.1%
      15,335       Sonic Automotive, Inc., 5.25%, 5/7/09                                B3/B                           15,085,806
                                                                                                      ---------------------------

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount                                                                        Credit Rating
      (000)                                                                         (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
                   CHEMICALS-1.0%
     $ 5,950       Millennium Chemicals, Inc., 4.00%, 11/15/23                          B1/BB-                        $13,023,063
                                                                                                      ---------------------------

                   COMMERCIAL SERVICES-2.0%
      14,785       Quebecor World USA, Inc., 6.00%, 10/1/07                            Ba3/BB-                         14,840,444
      11,000       Vertrue, Inc., 5.50%, 10/1/10                                        NR/B-                          12,086,250
                                                                                                      ---------------------------
                                                                                                                       26,926,694
                                                                                                      ===========================
                   COMPUTERS-1.1%
      15,400       Maxtor Corp., 6.80%, 4/30/10                                         B2/NR                          15,284,500
                                                                                                      ---------------------------

                   CONSUMER PRODUCTS-1.0%
       7,050       American Greetings Corp., 7.00%, 7/15/06                            Ba2/BB+                         14,073,562
                                                                                                      ---------------------------

                   DIVERSIFIED FINANCIAL SERVICES-1.2%
      15,758       E*Trade Financial Corp., 6.00%, 2/1/07                               NR/B-                          16,014,067
                                                                                                      ---------------------------

                   ELECTRIC-1.2%
       5,425       PG&E Corp., 9.50%, 6/30/10                                           NR/NR                          16,037,656
                                                                                                      ---------------------------

                   ELECTRONICS-0.8%
       8,150       Artesyn Technologies, Inc., 5.50%, 8/15/10                           NR/NR                          10,747,812
                                                                                                      ---------------------------

                   METALS & MINING-1.4%
      11,200       Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11                 NR/B+                          18,648,000
                                                                                                      ---------------------------

                   MULTI-MEDIA-1.1%
      14,250       EchoStar Communications Corp., 5.75%, 5/15/08                         B2/B                          14,178,750
                                                                                                      ---------------------------

                   OIL & GAS-1.9%
      12,500       Devon Energy Corp., 4.95%, 8/15/08                                  Baa2/BBB                        15,437,500
       3,685       St. Mary Land & Exploration Corp., 6.25%, 3/15/22 (c)                NR/NR                          10,580,556
                                                                                                      ---------------------------
                                                                                                                       26,018,056
                                                                                                      ===========================
                   PHARMACEUTICALS-2.0%
       8,490       Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07                        NR/NR                          12,119,475
      15,250       Sepracor, Inc., 5.00%, 2/15/07                                      NR/CCC+                         15,307,188
                                                                                                      ---------------------------
                                                                                                                       27,426,663
                                                                                                      ===========================
                   PRINTING/PUBLISHING-0.8%
      10,125       Bowne & Co., Inc., 5.00%, 10/1/33                                    B2/B-                          10,916,775
                                                                                                      ---------------------------

                   REAL ESTATE-0.9%
       4,000       Affordable Residential Communities, 7.50%, 8/15/25 REIT (a)          NR/NR                           4,020,000
       6,700       Capital Automotive, 6.00%, 5/15/24 REIT                               NR/NR                          7,328,125
                                                                                                      ---------------------------
                                                                                                                       11,348,125
                                                                                                      ===========================
                   RETAIL-0.6%
       5,200       Guitar Center, Inc., 4.00%, 7/15/13                                  B1/BB-                          8,521,500
                                                                                                      ===========================

                   SEMI-CONDUCTORS-2.4%
      14,100       Advanced Micro Devices, Inc., 4.75%, 2/1/22 (c)                      B3/B-                          16,056,375
                   Amkor Technology, Inc.
      14,300           5.00%, 3/15/07                                                  Caa3/CCC                        12,673,375
       3,000           5.75%, 6/1/06                                                   Caa3/CCC                         2,868,750
                                                                                                      ---------------------------
                                                                                                                       31,598,500
                                                                                                      ===========================

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount                                                                         Credit Rating
      (000)                                                                         (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
                   TELECOMMUNICATIONS-6.3%
     $16,250       American Tower Corp., 5.00%, 2/15/10                                 B1/BB-                       $ 16,229,688
      13,600       CenturyTel, Inc., 4.75%, 8/1/32                                    Baa2/BBB+                        14,246,000
       9,500       Crown Castle International, Inc., 4.00%, 7/15/10                     NR/NR                          22,420,000
       2,000       Lucent Technologies, Inc., 8.00%, 8/1/31                            B3/CCC+                          2,060,000
      16,000       Nextel Communications, Inc., 5.25%, 1/15/10                         Baa2/A-                         16,200,000
       1,396       NII Holdings, Inc., 3.50%, 9/15/33                                   NR/NR                           4,495,120
       9,940       Nortel Networks Corp., 4.25%, 9/1/08                                 B3/B-                           9,405,725
                                                                                                      ---------------------------
                                                                                                                       85,056,533
                                                                                                      ===========================
                   TRANSPORTATION-0.9%
       8,100       Yellow Roadway Corp., 5.00%, 8/8/23                                 Ba1/BBB-                        11,350,125
                                                                                                      ---------------------------

                   TRUCKING/LEASING-1.5%
      15,900       GATX Corp., 7.50%, 2/1/07                                          Baa3/BBB-                        19,875,000
                                                                                                      ---------------------------

                   Total Convertible Bonds & Notes (cost-$406,735,295)                                                423,756,687
                                                                                                      ===========================

---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK-23.4%
---------------------------------------------------------------------------------------------------------------------------------
      Shares
-------------------
                   AUTOMOTIVE-2.1%
     249,200       Ford Motor Co., Capital Trust II, 6.50%, 1/15/32                    Ba2/B+                           9,083,340
                   General Motors Corp.
     315,000            5.25%, 3/6/32, Ser.B                                           Ba2/BB-                          5,443,200
     691,435            6.25%, 7/15/33, Ser.C                                          Ba2/BB-                         13,655,841
                                                                                                      ---------------------------
                                                                                                                       28,182,381
                                                                                                      ===========================
                   BANKING-1.1%
     275,000       Washington Mutual, Inc., 5.375%, 5/3/41                             Baa1/BBB                        14,330,250
                                                                                                      ---------------------------

                   COMMERCIAL SERVICES-1.4%
     468,500       United Rentals, Inc., 6.50%, 8/1/28                                  Caa2/B                         18,974,250
                                                                                                      ---------------------------

                   ELECTRIC-3.5%
     324,400       AES Trust III, 6.75%, 10/15/29                                      B3/CCC+                         15,473,880
     226,050       FPL Group, Inc., 8.00%, 2/16/06                                      NR/A-                          16,083,458
     191,500       Public Service Enterprise Group, Inc., 10.25%, 11/16/05            Baa3/BBB-                        15,511,500
                                                                                                      ---------------------------
                                                                                                                       47,068,838
                                                                                                      ===========================

                   FINANCIAL SERVICES-1.4%
     100,000       Citigroup Funding, Inc., 9/27/08, Ser. GNW (c)                      Aa1/AA-                          3,155,400
     665,000       PMI Group, Inc., 5.875, 11/15/06                                      A1/A                          16,478,700
                                                                                                      ---------------------------
                                                                                                                       19,634,100
                                                                                                      ===========================

                   FOOD-1.3%
     680,600       Albertson's, Inc., 7.25%, 5/16/07                                  Baa3/BBB-                        16,946,940
                                                                                                      ---------------------------

                   HOLDING COMPANIES-1.4%
     162,500       Williams Holdings of Delaware, Inc., 5.50%, 6/1/33                   NR/B-                          18,910,937
                                                                                                      ---------------------------

                   INSURANCE-3.6%
     477,500       Genworth Financial, Inc., 6.00%, 5/16/07                              A2/A                          17,142,250
     121,500       Metlife, Inc., 6.375%, 8/15/08, Ser. B                              NR/BBB+                          3,410,505
     506,600       Platinum Underwriters Holdings Ltd., 7.00%, 11/16/05                 NR/BBB                         14,248,125
     570,000       XL Capital Ltd., 6.50%, 5/15/07                                       A2/A                          13,013,100
                                                                                                      ---------------------------
                                                                                                                       47,813,980
                                                                                                      ===========================

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                    Credit Rating
      Shares                                                                        (Moody's/S&P)               Value*
---------------------------------------------------------------------------------------------------------------------------------
                   METALS & MINING-0.4%
      42,650       U.S. Steel Corp., 7.00%, 6/15/06, Ser. B                              NR/B                      $    5,811,063
                                                                                                      ---------------------------

                   OFFICE/BUSINESS EQUIPMENT-1.1%
     123,000       Xerox Corp., 6.25%, 7/1/06                                           B1/B-                          14,406,990
                                                                                                      ---------------------------

                   OIL & GAS-4.3%
     170,000       Amerada Hess Corp., 7.00%, 12/01/06                                  Ba3/BB                         19,907,000
      89,900       Chesapeake Energy Corp., 5.00%, 12/31/49                              B2/B                          21,283,825
     380,000       ONEOK, Inc., 8.50%, 2/16/06                                        Baa2/BBB+                        15,762,400
                                                                                                      ---------------------------
                                                                                                                       56,953,225
                                                                                                      ===========================
                   PHARMACEUTICALS-1.6%
     402,400       Schering-Plough Corp., 6.00%, 9/14/07                               Baa3/BBB                        21,822,152
                                                                                                      ---------------------------

                   TELECOMMUNICATIONS-0.2%
      45,000       Crown Castle International Corp., 6.25%, 8/15/12                     NR/NR                           2,340,000
                                                                                                      ---------------------------



                   Total Convertible Preferred Stock (cost-$280,645,715)                                              313,195,106
                                                                                                      ===========================

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-2.4%
---------------------------------------------------------------------------------------------------------------------------------
    Principal
      Amount
      (000)
-------------------
                   United States Treasury Notes,
     $13,725           10.375%, 11/15/12                                                                               15,435,272
      13,725           12.00%, 8/15/13                                                                                 16,605,644
                                                                                                      ---------------------------
                   Total U.S. Government Securities (cost-$32,250,304)                                                 32,040,916
                                                                                                      ===========================

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.4%
---------------------------------------------------------------------------------------------------------------------------------
                   Corporate Bonds & Notes-0.9%
                   Retail-0.9%
      11,460       Rite Aid Corp., 12.50%, 9/15/06
                       (cost-$12,257,086)                                                                              12,176,250
                                                                                                      ---------------------------

                   Time Deposit-0.5%
       7,219       Wachovia Bank-Grand Cayman, 3.31%, due 10/3/05
                       (cost-$7,219,181)                                                                                7,219,181
                                                                                                      ---------------------------

                   Total Short-Term Investments (cost-$19,476,267)                                                     19,395,431
                                                                                                      ===========================

                   TOTAL INVESTMENTS (cost-$1,295,018,719)-100%                                                    $1,341,362,673
                                                                                                      ===========================

---------------------------------------------------------------------------------------------------------------------------------

Valuation of Investments

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securites are not considered to be illiquid.

(b)  Credit-linked trust certificate.

(c) Variable rate security. Interest rate disclosed reflects the rate in effect on September 30, 2005.

Glossary:

NR - Not Rated
REIT - Real Estate Investment Trust

OTHER INVESTMENTS:
-----------------

INTEREST RATE CAP AGREEMENTS OUTSTANDING AT SEPTEMBER 30, 2005:

                                                                                            Unrealized
    Swap                                Termination                 Payment received       Appreciation
Counterparty       Notional Amount         Date        Premium           by Fund          (Depreciation)
---------------------------------------------------------------------------------------------------------

    UBS AG         $  505,000,000         1/15/06     $ 4,936,375    1 month LIBOR-BBA       $(1,024,922)
                                                                     over 2% strike price

    UBS AG            505,000,000         1/15/08      14,468,250    3 month LIBOR-BBA         1,058,750
                                                                     over 3% strike price    -----------
                                                                                             $    33,828
                                                                                             -----------
------------------
LIBOR-London Interbank Offered Rate


ITEM 2. CONTROLS AND PROCEDURES

        (a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

        (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

        (a) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 18, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: November 18, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 18, 2005